IFRS 7 - Disclosure - Liquidity Risk - Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 397,261	$ 373,807
Encumbered liquid assets	183,462	151,135
Unencumbered liquid assets	213,799	222,672
Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	56,997	62,518
Encumbered liquid assets	252	133
Unencumbered liquid assets	56,745	62,385
Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	214,459	204,605
Encumbered liquid assets	134,370	108,425
Unencumbered liquid assets	80,089	96,180
Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	11,191	9,086
Encumbered liquid assets	1,827	2,603
Unencumbered liquid assets	9,364	6,483
Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	60,851	43,093
Encumbered liquid assets	25,133	21,449
Unencumbered liquid assets	35,718	21,644
Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	37,064	41,487
Encumbered liquid assets	14,677	13,084
Unencumbered liquid assets	22,387	28,403
Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	16,699	13,018
Encumbered liquid assets	7,203	5,441
Unencumbered liquid assets	9,496	7,577
Bank owned liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	262,936	258,389
Bank owned liquid assets [member] | Cash and deposits with banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	56,997	62,518
Bank owned liquid assets [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	113,515	112,403
Bank owned liquid assets [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	5,681	4,798
Bank owned liquid assets [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	37,855	27,169
Bank owned liquid assets [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	36,116	40,592
Bank owned liquid assets [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	12,772	10,909
Securities received as collateral [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	134,325	115,418
Securities received as collateral [member] | Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	100,944	92,202
Securities received as collateral [member] | Other debt securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	5,510	4,288
Securities received as collateral [member] | Equities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	22,996	15,924
Securities received as collateral [member] | Canadian government guaranteed National Housing Act mortgage-backed securities [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	948	895
Securities received as collateral [member] | Other liquid assets [member]
Disclosure Of Encumbered and Unencumbered Assets [line items]
Total liquid assets	$ 3,927	$ 2,109